Bank Loans (Details)	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Bank Loans [Line Items]
Interest expenses	$ 134,001	$ 99,444	$ 101,271	$ 84,261
Minimum [Member]
Bank Loans [Line Items]
Effective interest rate	3.53%	3.53%	1.50%	1.68%
Maximum [Member]
Bank Loans [Line Items]
Effective interest rate	6.71%	6.71%	4.44%	3.96%